RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
Feng Xie	Founder and controlling shareholder of the Company
Wuhan Huiyu	Investee of the Company
Shanghai Dongying Network Technology Co., Ltd. (“Shanghai Dongying”)	Investee of the Company
Mobile Motion Co., Limited (“Mobile Motion”)	Wholly-owned subsidiary of investee of the Company

SCHEDULE OF ROYALTY FEE AND SERVICE FROM RELATED PARTIES

	For the Years Ended June 30,
	2025	2024	2023
Royalty fee and service from related parties
Wuhan Huiyu	$320,386	$450,761	$524,211
Shanghai Dongying	2,528,147	2,860,905	-
Mobile Motion	83,427	1,951,176	34,880
Total	$2,931,960	$5,262,842	$599,091

SCHEDULE OF ADVANCED TO SUPPLIERS - RELATED PARTIES

As of June 30, 2025 and 2024, advanced to suppliers - related parties, consisted as following:

	As of June 30,
	2025	2024
Shanghai Dongying	$-	$320,488
Mobile Motion	841,070	873,717
Total	$841,070	$1,194,205

SCHEDULE OF ACCOUNTS PAYABLE - RELATED PARTIES	As of June 30, 2025 and 2024, accounts payable - related parties, consisted as following:
	As of June 30,
	2025	2024
Wuhan Huiyu	$35,052	$-
Shanghai Dongying	173,715	-
Total	$208,767	$-